                                          logo
                                  ASSET MANAGEMENT FUND, INC.

                                         ANNUAL REPORT
                                        OCTOBER 31, 1996







                        logo

            ASSET MANAGEMENT FUND, INC.
                  111 East Wacker Drive
                    Chicago, IL 60601

--------------------------------------------------------------------------------

December 10, 1996

Dear Shareholder:

  The Directors and Officers of the Asset Management Fund, Inc. are pleased to send the Annual Report to Shareholders for the twelve months ended October 31, 1996.

  The Fund has completed 14 years of successfully serving the investment needs of financial institutions. Since inception, the Fund's premise was quite unique; one of professionally managed investment portfolios designed to address the regulatory and accounting concerns of financial institutions. Over the last decade the Fund's investment objective has remained the same, to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Investment decisions attempt to maximize total return within these conditions.

  During 1996, the AMF Portfolios continued to fulfill their stated objectives and have consistently ranked high within various industry comparative reports produced by mutual fund analytical services. In their July 19, 1996 analysis of the ARM Portfolio, Morningstar stated that "the Asset Management Fund Adjustable Rate Mortgage is one ARM portfolio that does it all." The analyst continued that "investors really can't ask for more from an ARM fund than what this offering has provided."

  The AMF portfolio management team remains committed to providing professional asset management services and will continue to manage the portfolios in a manner consistent with the objectives of our shareholders. Thank you for investing with the Asset Management Fund.

Sincerely,

Rodger D. Shay

Rodger D. Shay

--------------------------------------------------------------------------------

ASSET MANAGEMENT FUND, INC. REVIEW

  The various portfolios of the AMF Fund are each designed to serve the needs of investors who have an interest in certain sectors of the market.

  The conservative investment policies utilized by AMF have well served the interests of shareholders by producing solid and reliable returns over the years. For example, the highly respected Morningstar Mutual Fund Service* continued to give the Short Government and ARM Portfolios four star rankings while the two mortgage portfolios, which operated in the battered longer end of the yield curve, garnered less lofty, but respectable, three star ratings.

  Looking forward, the fund managers anticipate that prepayments in Mortgage Backed Securities are likely to be somewhat troublesome over the near foreseeable time and have already taken steps to protect the various AMF Mortgage Portfolios from such an eventuality.

  A short review of the past year is presented below for each portfolio.

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO - The high degree of uncertainty that prevailed throughout the year regarding the direction of the economy kept the portfolio neutrally positioned at about the mid-point of its normal maturity range. Since all sectors of the market beyond the one year sector gave ground last year the portfolio's total return of 4.99% for the year ending October 31, 1996 was lower than its average annualized daily yield of 6.02% for the year.

  ADJUSTABLE RATE MORTGAGE PORTFOLIO - The Adjustable Rate Mortgage Portfolio had another fine year. Its total return for the year ending October 31, 1996 was 6.27%. This was somewhat higher than its average daily yield for the same period due to the fact that securities in the very short end of the curve did appreciate slightly in price during the course of the year. As always the portfolio is largely committed to ARM Securities that reset quickly off of market sensitive indexes. The management of this portfolio is aware that many of its investors have exposure to higher rates and therefore constantly endeavors to position the portfolio to compliment their balance sheet needs.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - The intermediate sector of the market was a difficult place to be last year. It offered only marginal yield advantage relative to shorter sectors of the curve, but with just about the same level of downside price volatility as longer sectors of the curve. The Intermediate Mortgage Portfolio produced a 4.82% annual total return for the year ending October 31, 1996 versus its 6.38% average annualized daily yield, clearly evidencing the poor price action in this sector of the curve.

  Fiscal year end found this sector of the market improving and traditional investors in the "body" of the curve have reason to hope that this will be a better year.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - This portfolio was also situated in a difficult sector of the market throughout most of the year. However, by virtue of its longer average life it responded favorably to the rally that began to unfold in the middle of September 1996. Its total return for the year ending October 31, 1996 was 5.63% while its average annualized daily yield was 7.10%. Again a clear indication that prices moved lower on a year-to-year basis despite the year end uptick.

---------------

    * Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury Bill returns, including loads, if appropriate, and a risk factor that reflects fund performance below 3-month Treasury Bill monthly returns. 22.5% and 35% of the funds in a category receive 4 stars and 3 stars, respectively. The number of funds within the Taxable Fixed-Income category as of 10/31/96 is 1,091, 601 and 252 on a 3-, 5-, and 10-year basis, respectively. Morningstar ratings are subject to change every month. Past performance is no guarantee of future results. From time to time, the Fund's adviser has waived its management fee, which has resulted in higher returns.

________________________________
                      INVESTMENT
                      COMPARISON
Comparison of change in value of
$10,000 investment for the years
                ended October 31
--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO

                                 [LINE GRAPH]

                         1986    1987      1988      1989      1990      1991      1992      1993      1994      1995      1996
Short U.S. Government
Securities Portfolio    $10,000  $10,518  $11,322   $12,286   $13,291   $14,800   $16,091   $17,087   $17,250   $18,792   $19,730

Lehman
Short Government
1-3 Year Index          $10,000  $10,518  $11,321   $12,391   $13,487   $15,159   $16,393   $17,342   $17,544   $18,968   $20,102

This graph compares the performance of the Short U.S. Government Securities Portfolio to the Lehman Short Government 1-3 Year Index, showing returns for U.S. government and agency securities.

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
AVERAGE ANNUAL RETURN

                           One     Five    Ten
                           Year    Year    Year
                         ------------------------
                          4.99%    5.92%   7.06%

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

                                 [LINE GRAPH]


                           1990*    1991     1992     1993     1994     1995     1996
Adjustable Rate Mortgage
(ARM) Portfolio           $10,000  $10,090  $10,600  $11,104  $11,330  $12,239  $13,006

Lehman
Adjustable Rate
Mortgage Index            $10,000  $10,090  $10,680  $11,264  $11,292  $12,444  $13,321


This graph compares the performance of the Adjustable Rate Mortgage (ARM) Portfolio to the Lehman Adjustable Rate Mortgage Index, showing all agency ARM securities. The Lehman Short Government 1-2 year index has been eliminated as a means of comparing the ARM Portfolio to a relevant market index. When such comparisons were first initiated the Lehman ARM index was new and the 1-2 year Government index was added for historical perspective. Now that the Lehman ARM has "seasoned" it is the index that most appropriately mimics the ARM market.

A $10,000 investment in the ARM portfolio at inception (Sept. 18, 1996) would have grown to $12,239 at October 31, 1995, while a $10,000 investment in the 1-2 year Government Index would have been worth $12,927 at October 31, 1995.

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
AVERAGE ANNUAL RETURN

                           One     Five    From
                           Year    Year Inception*
                         ------------------------
                           6.27%   5.21%   5.26%

                         *From September 18, 1991

--------------------------------------------------------------------------------

        Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

________________________________
                      INVESTMENT
                      COMPARISON
Comparison of change in value of
$10,000 investment for the years
                ended October 31
--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO

                                 [LINE GRAPH]

                         1986    1987      1988      1989      1990      1991      1992      1993      1994      1995      1996
Intermediate Mortgage
Securities Portfolio    $10,000  $ 9,790  $11,251   $12,445   $12,839   $14,947   $16,402   $17,768   $17,558   $19,424   $20,361

Lehman U.S.
Mortgage Index          $10,000  $10,410  $11,839   $13,165   $14,280   $16,694   $18,054   $19,479   $19,191   $21,995   $23,517

This graph compares the performance of the Intermediate Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed securities.

--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
AVERAGE ANNUAL RETURN

                           One     Five    From
                           Year    Year    Inception*
                         ----------------------------
                          4.82%    6.38%   7.38%

                         *From November 7, 1986

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

                                 [LINE GRAPH]


                         1986    1987      1988      1989      1990      1991      1992   1993      1994      1995      1996
U.S. Government Mortgage
Securities Portfolio      $10,000  $10,176  $11,517  $12,709  $13,679  $15,866  $17,122    $18,445    $18,109  $20,349    $21,495

Lehman U.S.
Mortgage Index            $10,000  $10,410  $11,839  $13,165  $14,280  $16,694  $18,054    $19,479    $19,191  $21,995    $23,517


This graph compares the performance of the U.S. Government Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed secuities.
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
AVERAGE ANNUAL RETURN

                           One     Five    Ten
                           Year    Year    Year
                         ------------------------
                           5.63%   6.27%   7.96%


--------------------------------------------------------------------------------

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

                    [This page is intentionally left blank.]

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................     97.9%
  Federal Home Loan Bank
       5.45%                                                         11/01/96    $ 38,000   $ 38,000,000
  Student Loan Marketing Association* -- weekly reset
       5.29%                                                         11/05/96      10,000     10,000,000
       5.32%                                                         11/05/96      10,000     10,000,000
       5.32%                                                         11/05/96      10,000     10,000,000
                                                                                            ------------
                                                                                              30,000,000
                                                                                            ------------
     TOTAL AGENCY OBLIGATIONS
          (Cost $68,000,000)                                                                  68,000,000
REPURCHASE AGREEMENT.................................      1.9%
  Daiwa Securities America, Inc.
       5.52% (Agreement dated 10/31/96, to be
     repurchased at $1,340,205 on 11/01/96;
     collateralized by $1,214,000 U.S. Treasury
     Bonds, 7.5%, due 11/15/24. The market value of
     the collateral is $1,368,356.)
          (Cost $1,340,000)                                          11/01/96       1,340      1,340,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES......................     99.8%
  (Cost $69,340,000)**                                                                        69,340,000
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.2%                                  143,722
                                                                                            ------------
Net Assets applicable to 69,483,722 Shares of Common
  Stock issued and outstanding.......................    100.0%                             $ 69,483,722
                                                                                            ============
Net Asset Value, offering and redemption price per
  share ($69,483,722 divided by 69,483,722)                                                        $1.00
                                                                                                   =====

--------------------------------------------------------------------------------
 *Variable Rate Obligations -- The interest rate shown is the rate at October
  31, 1996 and the maturity date shown represents the next interest rate readjustment.

**Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................     98.1%
  U.S. Treasury Notes
       7.250%                                                      11/30/96    $ 10,000   $  10,012,500
       7.250%                                                      02/15/98      20,000      20,393,750
       5.875%                                                      04/30/98      10,000      10,034,375
       6.000%                                                      05/31/98      24,000      24,120,000
       6.250%                                                      07/31/98      21,000      21,187,031
       6.375%                                                      05/15/99      24,000      24,292,500
       6.000%                                                      08/15/99      14,000      14,039,375
       7.125%                                                      09/30/99      15,000      15,487,500
       7.750%                                                      11/30/99      15,000      15,754,688
       6.125%                                                      07/31/00      10,000      10,040,625
       6.500%                                                      08/31/01       8,000       8,132,500
                                                                                          -------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $170,658,392)                                                               173,494,844
REPURCHASE AGREEMENT...............................      0.6%
  Daiwa Securities America, Inc.
       5.52% (Agreement dated 10/31/96, to be
     repurchased at $1,057,162 on 11/01/96;
     collateralized by $993,000 U.S. Treasury
     Bonds, 7.25%, due 05/15/16. The market value
     of the collateral is $1,079,941.)
          (Cost $1,057,000)                                        11/01/96       1,057       1,057,000
                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES....................     98.7%
  (Cost $171,715,392)*                                                                      174,551,844
OTHER ASSETS IN EXCESS OF LIABILITIES..............      1.3%                                 2,339,770
                                                                                          -------------
Net Assets applicable to 16,758,153 Shares of
  Common Stock issued and outstanding..............    100.0%                             $ 176,891,614
                                                                                          =============
Net Asset Value, offering and redemption price per
  share ($176,891,614 divided by 16,758,153)                                                     $10.56
                                                                                                 ======


--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $171,717,575. At October 31, 1996, the net and gross unrealized appreciation for all securities is $2,834,269.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*................................    73.2%
Treasury Based ARMS..................................    27.7%
  Federal Home Loan Mortgage Corporation
       7.55%                                                        12/01/22    $ 9,481    $  9,776,953
       7.56%                                                        05/01/23     13,844      14,276,985
       7.97%                                                        09/01/23     10,500      10,785,451
       7.53%                                                        04/01/24     16,161      16,630,675
  Federal National Mortgage Association
       7.80%                                                        12/01/21      8,407       8,871,498
       6.07%                                                        06/01/26     18,174      18,571,952
  Citicorp 1992-18 CL A-1
       7.13%                                                        10/25/22     31,026      31,656,529
  Fund America 1993A CL A-1
       7.46%                                                        06/25/23     20,480      21,094,825
  Housing Securities, Inc. 1992 SL-1 CL A-1
       7.92%                                                        05/25/16     21,441      22,231,827
  Resolution Trust Corp. Series 1993-3 CL A-7
       7.81%                                                        11/25/22     18,927      19,352,600
  Resolution Trust Corp. Series 1992-1 CL A-1
       7.41%                                                        05/25/28     13,234      13,428,289
  Resolution Trust Corp. Series 1995-2 CL A-3
       6.93%                                                        05/25/29     26,899      27,235,370
  Ryland Mortgage Securities Corp. 1991-10 CL A-2
       7.64%                                                        06/25/21      6,707       6,719,954
                                                                                           ------------
          (Cost $217,979,008)                                                               220,632,908
11th District Federal Home Loan Bank Cost of Funds
  (COFI) Based ARMS..................................     7.9%
  Federal Home Loan Mortgage Corporation
       7.40%                                                        03/01/25     20,742      21,189,048
       6.07%                                                        06/01/30     32,031      31,680,236
  Federal National Mortgage Association
       6.07%                                                        11/01/27     10,268      10,220,307
                                                                                           ------------
          (Cost $62,424,585)                                                                 63,089,591
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
Six Month Certificates of Deposit Based ARMS.........     9.4%
  Federal National Mortgage Association
       6.77%                                                        01/01/22    $11,419    $ 11,618,547
       6.89%                                                        10/01/22     12,067      12,263,526
       6.86%                                                        12/01/22     16,593      16,868,101
       7.15%                                                        02/01/23      8,071       8,290,656
  Salomon Brothers 1992-4
       7.40%                                                        09/25/22      9,918      10,101,147
  Sears Mortgage 1992-16
       7.22%                                                        10/25/22     15,425      15,714,571
                                                                                           ------------
          (Cost $74,026,091)                                                                 74,856,548
London Interbank Offering Rate (LIBOR)
  Based ARMS.........................................    28.2%
  Federal Home Loan Mortgage Corporation
       7.73%                                                        09/01/24     12,982      13,384,144
       7.21%                                                        02/01/26     37,498      38,493,621
       7.09%                                                        05/01/26     19,227      19,737,726
  Capstead 1992-14
       7.23%                                                        10/25/22     37,964      38,391,406
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
       6.86%                                                        07/25/22     49,721      50,342,147
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
       7.14%                                                        10/25/22     24,745      24,999,866
  Ryland Mortgage Securities Corp. 1991-16 CL A-1
       6.95%                                                        09/25/21      7,367       7,380,402
  Ryland Mortgage Securities Corp. 1991-15 CL A-1
       6.75%                                                        09/25/22      7,546       7,555,359
  Saxon Mortgage 1993-1 CL A-1
       7.60%                                                        02/25/23     24,217      24,405,884
                                                                                           ------------
          (Cost $223,413,836)                                                               224,690,555
                                                                                           ------------
          TOTAL ADJUSTABLE RATE
           MORTGAGE-RELATED SECURITIES
               (Cost $577,843,520)                                                          583,269,602
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED
  SECURITIES.........................................    15.5%
Collateralized Mortgage Obligations..................    13.5%

  Federal Home Loan Mortgage Corporation
       8.00%                                                        06/01/14    $ 7,891    $  8,080,649
       5.25%                                                        01/15/16     10,000       9,881,250
      10.50%                                                        12/01/20      4,777       5,279,844
  Federal National Mortgage Association 1993-131 B
       5.75%                                                        06/25/06     15,906      15,761,336
  General Electric Capital Mortgage Services 1993-18
       6.00%                                                        05/25/07     19,472      19,392,895
  Prudential Home Mortgage Services 1991-15
       8.24%                                                        11/25/21     23,160      23,710,497
  Prudential Home Mortgage Services 1996-6
       6.00%                                                        05/25/26     14,334      14,217,280
  Residential Funding Mortgage Securities 1994-S9
       6.50%                                                        03/25/24     11,178      11,170,874
                                                                                           ------------
          (Cost $106,666,356)                                                               107,494,625
Pass Through.........................................     2.0%
  Federal Home Loan Mortgage Corporation Gold
       7.50%
          (Cost $15,856,486)                                        06/01/10     15,756      16,021,748
                                                                                           ------------
          TOTAL FIXED RATE
           MORTGAGE-RELATED SECURITIES
               (Cost $122,522,842)                                                          123,516,373
U.S. TREASURY OBLIGATIONS............................     4.4%
  U.S. Treasury Notes
       7.375%                                                       11/15/97     10,000      10,181,250
       6.000%                                                       08/15/99     25,000      25,070,312
                                                                                           ------------
          TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $34,909,141)                                                            35,251,562
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATION....................................     1.3%
  Federal Home Loan Bank
     5.45%
       (Cost $10,000,000)                                           11/01/96    $10,000    $ 10,000,000
REPURCHASE AGREEMENT.................................     5.5%
  Daiwa Securities America, Inc.
       5.52% (Agreement dated 10/31/96, to be
     repurchased at $43,520,669 on 11/01/96;
     collateralized by $34,440,000 U.S. Treasury
     Bonds, 10.375%, due 11/15/09. The market value
     of the collateral is $44,410,051.)
          (Cost $43,514,000)                                        11/01/96     43,514      43,514,000
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES......................    99.9%
  (Cost $788,789,503)**                                                                     795,551,537
OTHER ASSETS IN EXCESS OF LIABILITIES................     0.1%                                  464,633
                                                                                           ------------
Net Assets applicable to 80,011,172 Shares of Common
  Stock issued and outstanding.......................   100.0%                             $796,016,170
                                                                                           ============

Net Asset Value, offering and redemption price per
  share ($796,016,170 divided by 80,011,172)                                                      $9.95
                                                                                                  =====


--------------------------------------------------------------------------------
 * The interest rates shown are the rates at October 31, 1996.

** Aggregate cost for Federal income tax purposes is identical. At October 31, 1996, the net unrealized appreciation for all securities of $6,762,034 consists of gross unrealized appreciation of $6,763,899 and gross unrealized depreciation of ($1,865).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..............     78.3%
Pass Throughs
  Federal Home Loan Mortgage Corporation Gold
      7.00%, due 07/01/03 to 06/01/11                                           $21,953    $ 22,072,523
      7.50%, due 01/01/10 to 07/01/11                                            30,456      30,969,749
                                                                                           ------------
                                                                                             53,042,272
  Federal National Mortgage Association
      6.50%                                                         03/01/01      9,041       8,978,367
      6.50%                                                         05/01/08     10,416      10,243,387
                                                                                           ------------
                                                                                             19,221,754
                                                                                           ------------
     TOTAL FIXED RATE MORTGAGE-
      RELATED SECURITIES
          (Cost $70,712,380)                                                                 72,264,026
U.S. TREASURY OBLIGATIONS...........................     18.7%
  U.S. Treasury Notes
      6.500%                                                        05/31/01      5,000       5,082,813
      6.625%                                                        07/31/01      5,000       5,107,812
      6.250%                                                        10/31/01      7,000       7,047,031
                                                                                           ------------
     TOTAL U.S. TREASURY OBLIGATIONS                                                         17,237,656
          (Cost $17,004,318)
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT................................      2.9%
  Daiwa Securities America, Inc.
       5.52% (Agreement dated 10/31/96, to be
     repurchased at $2,688,412 on 11/01/96;
     collateralized by $2,334,000 U.S. Treasury
     Bonds, 8.125%, due 08/15/21. The market value of the
     collateral is $2,743,988.)
          (Cost $2,688,000).........................                11/01/96    $ 2,688    $  2,688,000
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES.....................     99.9%
  (Cost $90,404,698)*                                                                        92,189,682
OTHER ASSETS IN EXCESS OF LIABILITIES...............      0.1%                                   99,494
                                                                                           ------------
Net Assets applicable to 9,691,696 Shares of
  Common Stock issued and outstanding...............    100.0%                             $ 92,289,176
                                                                                           ============
Net Asset Value, offering and redemption
  price per share ($92,289,176 divided by 9,691,696)                                              $9.52
                                                                                           ============

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $90,412,198. At October 31, 1996, the net and gross unrealized appreciation for all securities is $1,777,484.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..............     73.5%
  Government National Mortgage Association
     Obligations
     10.00%, due 03/15/19                                                       $    993   $  1,089,178
      9.00%, due 09/15/08 to 10/15/21                                              6,120      6,512,016
      8.50%, due 06/15/24                                                          3,987      4,141,562
      7.50%, due 02/15/24                                                         14,590     14,635,823
      7.00%, due 08/15/23 to 09/15/24                                             15,990     15,684,790
                                                                                           ------------
          (Cost $40,388,751)                                                                 42,063,369
U.S. TREASURY OBLIGATIONS...........................     21.3%
  U.S. Treasury Notes
      6.625%                                                        07/31/01       8,000      8,172,500
      6.500%                                                        10/15/06       4,000      4,040,000
                                                                                           ------------
          (Cost $12,115,109)                                                                 12,212,500
AGENCY OBLIGATION...................................      1.7%
  Federal Home Loan Bank
      5.45%                                                         11/01/96       1,000      1,000,000
          (Cost $1,000,000)
REPURCHASE AGREEMENT................................      3.4%
  Daiwa Securities America, Inc.
      5.52% (Agreement dated 10/31/96, to be
     repurchased at $1,929,296 on 11/01/96;
     collateralized by $1,647,000 U.S. Treasury
     Bonds, 8.125%, due 05/15/21. The market value
     of the collateral is $1,969,250.)
          (Cost $1,929,000)                                         11/01/96       1,929      1,929,000
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES.....................     99.9%
  (Cost $55,432,860)*                                                                        57,204,869
OTHER ASSETS IN EXCESS OF LIABILITIES...............      0.1%                                   61,918
                                                                                           ------------
Net Assets applicable to 5,449,313 Shares of Common
  Stock issued and outstanding......................    100.0%                             $ 57,266,787
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($57,266,787 divided by  5,449,313)                                                      $10.51
                                                                                                =======


--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is identical. At October 31, 1996, the net unrealized appreciation for all securities of $1,772,009 consists of gross unrealized appreciation of $1,836,829 and gross unrealized depreciation of ($64,820).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996

--------------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                                 SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                      MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                      MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............  $3,653,233   $11,604,331    $59,377,126    $ 11,675,292   $4,464,387
                                    ----------   -----------   -------------   ------------   ----------
     Operating expenses:
       Investment advisory fee....     101,717       446,257      4,122,554         598,986      146,347
       Distribution fee...........     101,717       267,754      2,290,308         256,708       87,808
       Administration fee.........      20,328        53,968        276,718          51,659       18,168
       Custodian fee..............      16,902        40,890        175,289          40,418       30,150
       Directors' fees............       3,388         8,735         45,765           9,718        2,979
       Transfer agent fee.........      10,826         9,402         30,305           3,496        2,301
       Legal......................       2,320         4,123         20,849           3,590        1,026
       Audit......................       3,178        10,314         54,766          11,074        3,817
       Other......................       3,145        15,193         68,611          15,855       13,207
                                    ----------   -----------   -------------   ------------   ----------
                                       263,521       856,636      7,085,165         991,504      305,803
       Fee waivers................    (101,717)          -0-     (2,748,371)       (239,669)         -0-
                                    ----------   -----------   -------------   ------------   ----------
          Total expenses..........     161,804       856,636      4,336,794         751,835      305,803
                                    ----------   -----------   -------------   ------------   ----------
          Net investment income...   3,491,429    10,747,695     55,040,332      10,923,457    4,158,584
                                    ----------   -----------   -------------   ------------   ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized gain (loss).....         -0-    (1,958,578)    (1,403,530)     (2,019,227)      91,257
     Net change in unrealized
       appreciation/depreciation
       of investments.............         -0-      (575,999)     1,311,713      (1,796,942)    (778,435)
                                    ----------   -----------   -------------   ------------   ----------
          Net loss on
            investments...........         -0-    (2,534,577)       (91,817)     (3,816,169)    (687,178)
                                    ----------   -----------   -------------   ------------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......  $3,491,429   $ 8,213,118    $54,948,515    $  7,107,288   $3,471,406
                                    ==========   ============  ============    ============   ==========
--------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1996 AND 1995

-----------------------------------------------------------------------------------------------------
                                                 MONEY MARKET                SHORT U.S. GOVERNMENT
                                                   PORTFOLIO                 SECURITIES PORTFOLIO
                                         ------------------------------------------------------------
                                             1996            1995             1996           1995
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income.............  $   3,491,429   $   2,246,026    $ 10,747,695   $ 10,501,665
     Net gain (loss) on investments....            -0-             -0-      (2,534,577)     3,361,847
                                         -------------   -------------    ------------   ------------
       Net increase in net assets
          resulting from operations....      3,491,429       2,246,026       8,213,118     13,863,512
                                         -------------   -------------    ------------   ------------
  Dividends paid to stockholders:
     From net investment income........     (3,491,429)     (2,243,632)    (10,747,695)   (10,501,665)
     From net realized capital gains...            -0-             -0-             -0-            -0-
                                         -------------   -------------    ------------   ------------
       Total dividends paid to
          stockholders.................     (3,491,429)     (2,243,632)    (10,747,695)   (10,501,665)
                                         -------------   -------------    ------------   ------------
  Capital share transactions:
     Proceeds from sale of shares......    756,322,916     389,839,779      44,293,835     31,763,091
     Shares issued to stockholders in
       reinvestment of dividends.......      2,389,475       1,752,434       5,584,686      5,466,387
     Cost of shares repurchased........   (726,098,039)   (437,694,716)    (37,795,386)   (52,987,943)
                                         -------------   -------------    ------------   ------------
       Net increase (decrease) in net
          assets from capital share
          transactions.................     32,614,352     (46,102,503)     12,083,135    (15,758,465)
                                         -------------   -------------    ------------   ------------
       Total increase (decrease) in net
          assets.......................     32,614,352     (46,100,109)      9,548,558    (12,396,618)
Net Assets:
  Beginning of year....................     36,869,370      82,969,479     167,343,056    179,739,674
                                         -------------   -------------    ------------   ------------
  End of year..........................  $  69,483,722   $  36,869,370    $176,891,614   $167,343,056
                                         ==============  ==============   =============  =============
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                   INTERMEDIATE
             ADJUSTABLE RATE                   MORTGAGE SECURITIES                U.S. GOVERNMENT
         MORTGAGE (ARM) PORTFOLIO                  PORTFOLIO              MORTGAGE SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------
          1996              1995               1996             1995             1996            1995
----------------------------------------------------------------------------------------------------------
    $  55,040,332     $   53,047,738     $  10,923,457     $ 12,598,793     $  4,158,584     $ 4,477,858
          (91,817)        12,433,567        (3,816,169)       6,554,384         (687,178)      2,619,170
    -------------     --------------     -------------     ------------     ------------     -----------

       54,948,515         65,481,305         7,107,288       19,153,177        3,471,406       7,097,028
    -------------     --------------     -------------     ------------     ------------     -----------

      (55,040,332)       (53,047,738)      (10,923,457)     (12,598,793)      (4,158,584)     (4,477,858)
              -0-                -0-               -0-              -0-              -0-             -0-
    -------------     --------------     -------------     ------------     ------------     -----------

      (55,040,332)       (53,047,738)      (10,923,457)     (12,598,793)      (4,158,584)     (4,477,858)
    -------------     --------------     -------------     ------------     ------------     -----------

      547,849,221        314,389,247        11,947,721        2,232,516       10,233,212       2,562,981

       27,868,817         26,963,939         7,021,954        7,468,823        1,891,769       1,875,444
     (671,148,248)      (508,162,846)     (109,951,609)     (42,595,593)     (16,429,514)     (5,411,804)
    -------------     --------------     -------------     ------------     ------------     -----------

      (95,430,210)      (166,809,660)      (90,981,934)     (32,894,254)      (4,304,533)       (973,379)
    -------------     --------------     -------------     ------------     ------------     -----------

      (95,522,027)      (154,376,093)      (94,798,103)     (26,339,870)      (4,991,711)      1,645,791

      891,538,197      1,045,914,290       187,087,279      213,427,149       62,258,498      60,612,707
    -------------     --------------     -------------     ------------     ------------     -----------
    $ 796,016,170     $  891,538,197     $  92,289,176     $187,087,279     $ 57,266,787     $62,258,498
    =============     ==============     =============     ============     ============     ===========
--------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                          YEAR ENDED OCTOBER 31,
                                      --------------------------------------------------------------
                                       1996         1995          1994          1993          1992
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year... $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                                      -------      -------      --------      --------      --------
Income from investment operations:
-------------------------------------
  Net investment income..............   .0516        .0547         .0346         .0277         .0358
  Net realized and unrealized gain
     (loss) on investments...........     -0-          -0-           -0-           -0-           -0-
                                      -------      -------      --------      --------      --------
       Total from investment
          operations.................   .0516        .0547         .0346         .0277         .0358
                                      -------      -------      --------      --------      --------
Less distributions:
-------------------------------------
  Dividends paid to stockholders:
   From net investment income........  (.0516)      (.0547)       (.0346)       (.0277)       (.0358)
   From net realized gains...........     -0-          -0-           -0-           -0-           -0-
                                      -------      -------      --------      --------      --------
       Total distributions to
          stockholders...............  (.0516)      (.0547)       (.0346)       (.0277)       (.0358)
                                      -------      -------      --------      --------      --------
Net asset value, end of year......... $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                                      =======      =======      ========      ========      ========
Total return.........................   5.29%        5.60%         3.51%         2.80%         3.64%
Ratios/Supplemental data:
-------------------------------------
  Net assets, end of year (in
     000's).......................... $69,484      $36,869      $ 82,969      $107,924      $110,090
  Ratio of expenses to average net
     assets..........................   0.24%(1)     0.24%(1)      0.40%(1)      0.40%         0.41%
  Ratio of net investment income to
     average net assets..............   5.15%        5.40%         3.34%         2.77%         3.54%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Money Market Portfolio for the years ended October 31, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .39%, .39%, and .42%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                               --------------------------------------------------------
                                                 1996        1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........   $  10.68    $  10.45    $  10.89    $  10.85    $  10.71
                                               --------    --------    --------    --------    --------
Income from investment operations:
------------------------------------------
  Net investment income.....................      .6370       .6746       .5396       .6155       .7652
  Net realized and unrealized gain (loss) on
   investments..............................     (.1200)      .2300      (.4400)      .0400       .1400
                                               --------    --------    --------    --------    --------
       Total from investment operations.....      .5170       .9046       .0996       .6555       .9052
                                               --------    --------    --------    --------    --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income.............     (.6370)     (.6746)     (.5396)     (.6155)     (.7652)
     From net realized gains................        -0-         -0-         -0-         -0-         -0-
                                               --------    --------    --------    --------    --------
       Total distributions to
          stockholders......................     (.6370)     (.6746)     (.5396)     (.6155)     (.7652)
                                               --------    --------    --------    --------    --------
Net assets, end of year.....................   $  10.56    $  10.68    $  10.45    $  10.89    $  10.85
                                               ========    ========    ========    ========    ========
Total return................................      4.99%       8.94%       0.95%       6.19%       8.72%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........   $176,892    $167,343    $179,740    $235,705    $213,995
  Ratio of expenses to average net assets...      0.48%       0.49%       0.47%       0.48%       0.50%
  Ratio of net investment income to average
   net assets...............................      6.02%       6.42%       5.04%       5.65%       7.15%
  Portfolio turnover rate...................        69%        112%        195%        110%         43%

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                           1996       1995        1994         1993         1992
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year...... $   9.94   $   9.78   $    10.02   $     9.98   $    10.01
                                         --------   --------   ----------   ----------   ----------
Income from investment operations:
----------------------------------------
  Net investment income.................    .5958      .6035        .4396        .4267        .5235
  Net realized and unrealized gain
   (loss) on investments................    .0100      .1600       (.2400)       .0386       (.0295)
                                         --------   --------   ----------   ----------   ----------
     Total from investment operations...    .6058      .7635        .1996        .4653        .4940
                                         --------   --------   ----------   ----------   ----------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income...........   (.5958)    (.6035)      (.4396)      (.4253)      (.5240)
   From net realized gains..............      -0-        -0-          -0-          -0-          -0-
                                         --------   --------   ----------   ----------   ----------
     Total distributions to
       stockholders.....................   (.5958)    (.6035)      (.4396)      (.4253)      (.5240)
                                         --------   --------   ----------   ----------   ----------
Net asset value, end of year............ $   9.95   $   9.94   $     9.78   $    10.02   $     9.98
                                         =========  =========  ==========   ==========   ==========
Total return............................    6.27%      8.02%        2.04%        4.76%        5.05%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's).... $796,016   $891,538   $1,045,914   $1,572,311   $1,189,309
  Ratio of expenses to average net
   assets...............................     .47%(1)   0.48%(1)     0.47%(1)     0.46%(1)     0.44%(1)
  Ratio of net investment income to
   average net assets...................    6.01%      6.12%        4.40%        4.34%        5.14%
  Portfolio turnover rate...............      60%        68%          65%          30%          43%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the years ended October 31, 1996, 1995, 1994, 1993, and 1992, the ratios of expenses to average net assets would have been .77%, .78%, .76%, .76%, and .80%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------
                                                 1996        1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...........   $  9.68    $   9.34    $  10.00    $   9.80    $   9.61
                                                -------    --------    --------    --------    --------
Income from investment operations:
------------------------------------------
  Net investment income......................     .6101       .6211       .5407       .5982       .7161
  Net realized and unrealized gain
   (loss) on investments.....................    (.1600)      .3400      (.6600)      .1987       .1909
                                                -------    --------    --------    --------    --------
     Total from investment operations........     .4501       .9611      (.1193)      .7969       .9070
                                                -------    --------    --------    --------    --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income................    (.6101)     (.6211)     (.5407)     (.5969)     (.7170)
   From net realized gains...................       -0-         -0-         -0-         -0-         -0-
                                                -------    --------    --------    --------    --------
     Total distributions to stockholders.....    (.6101)     (.6211)     (.5407)     (.5969)     (.7170)
                                                -------    --------    --------    --------    --------
Net asset value, end of year.................   $  9.52    $   9.68    $   9.34    $  10.00    $   9.80
                                                =======    ========    ========    ========    ========
Total return.................................     4.82%      10.63%      (1.18%)      8.33%       9.74%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's).........   $92,289    $187,087    $213,427    $218,032    $116,458
  Ratio of expenses to average net assets....      .44%(1)    0.38%(1)    0.39%(1)    0.37%(1)    0.43%(1)
  Ratio of net investment income to average
   net assets................................     6.38%       6.55%       5.61%       5.94%       7.14%
  Portfolio turnover rate....................      133%        133%        358%        106%        226%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the years ended October 31, 1996, 1995, 1994, 1993, and 1992, the ratios of expenses to average net assets would have been .58%, .58%, .59%, .57%, and .61%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      1996      1995      1994      1993      1992
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year.................  $ 10.68   $ 10.23   $ 11.28   $ 11.26   $ 11.29
                                                     --------  -------   -------   -------   -------
Income from investment operations:
------------------------------------------
  Net investment income............................    .7479     .7703     .7296     .8306     .8924
  Net realized and unrealized gain (loss) on
   investments.....................................   (.1700)    .4500    (.9300)    .0195    (.0297)
                                                     --------  -------   -------   -------   -------
     Total from investment operations..............    .5779    1.2203    (.2004)    .8501     .8627
                                                     --------  -------   -------   -------   -------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income......................   (.7479)   (.7703)   (.7296)   (.8301)   (.8927)
   From net realized gains.........................      -0-       -0-    (.1200)      -0-       -0-
                                                     --------  -------   -------   -------   -------
     Total distributions to stockholders...........   (.7479)   (.7703)   (.8496)   (.8301)   (.8927)
                                                     --------  -------   -------   -------   -------
Net asset value, end of year.......................  $ 10.51   $ 10.68   $ 10.23   $ 11.28   $ 11.26
                                                     ========  =======   =======   =======   =======
Total return.......................................    5.63%    12.37%    (1.82%)    7.76%     7.91%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)...............  $57,267   $62,258   $60,613   $92,994   $72,505
  Ratio of expenses to average net assets..........    0.52%     0.53%     0.51%     0.51%     0.53%
  Ratio of net investment income to average net
   assets..........................................    7.10%     7.39%     6.81%     7.32%     7.91%
  Portfolio turnover rate..........................     165%      177%      376%      187%       64%

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO STOCKHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

B. Shay Assets Management Co. (Adviser), which is equally owned by two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., serves as the Fund's investment adviser. Shay Assets Management, Inc. is controlled by Rodger D. Shay, the President of the Fund. The other half interest in the Adviser is held by ACB Assets Management, Inc., an indirect wholly-owned subsidiary of America's Community Bankers (ACB).

  As compensation for the Adviser's services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the year ended October 31, 1996. The waiver amounted to $101,717.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 1996. The waiver amounted to $1,832,247.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 40% of its fee for the year ended October 31, 1996. The waiver amounted to $239,669.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services Co. (Distributor), which is equally owned by two general partners, Shay Financial Services, Inc. and ACB Securities, Inc., serves as the Fund's distributor. Shay Financial Services, Inc. is controlled by Rodger
D. Shay, the President of the Fund. The other half interest in the Distributor is held by ACB Securities, Inc., an indirect wholly-owned subsidiary of ACB.

  As compensation for the Distributor's services, the Fund pays the Distributor a fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the year ended October 31, 1996. The waiver amounted to $916,124.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios.

Transactions in shares of the Fund for the years ended October 31, 1996 and 1995 were as follows:

----------------------------------------------------------------------------------------------------
                                                   MONEY MARKET              SHORT U.S. GOVERNMENT
                                                     PORTFOLIO                SECURITIES PORTFOLIO
                                            --------------------------------------------------------
                                                1996           1995            1996          1995
----------------------------------------------------------------------------------------------------
Sale of shares............................   756,322,916    389,839,779      4,141,919     2,982,085
Shares issued to stockholders in
  reinvestment of dividends...............     2,389,475      1,752,434        527,302       520,236
Shares repurchased........................  (726,098,039)  (437,694,716)    (3,577,207)   (5,044,075)
                                            ------------   ------------     ----------    ----------
Net increase (decrease)...................    32,614,352    (46,102,503)     1,092,014    (1,541,754)
Shares outstanding:
  Beginning of year.......................    36,869,370     82,971,873     15,666,139    17,207,893
                                            ------------   ------------     ----------    ----------
  End of year.............................    69,483,722     36,869,370     16,758,153    15,666,139
                                            ============   ============     ==========    ==========
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                             ADJUSTABLE RATE MORTGAGE        INTERMEDIATE MORTGAGE
                                                  (ARM) PORTFOLIO             SECURITIES PORTFOLIO
                                            --------------------------------------------------------
                                                1996           1995            1996          1995
----------------------------------------------------------------------------------------------------
Sale of shares............................   54,984,099     31,767,897        1,221,454      235,385
Shares issued to stockholders in
  reinvestment of dividends...............    2,803,118      2,735,804          734,670      789,781
Shares repurchased........................  (67,489,479)   (51,689,731)     (11,588,476)  (4,541,737)
                                            -----------    ------------     -----------   ----------
Net increase (decrease)...................   (9,702,262)   (17,186,030)      (9,632,352)  (3,516,571)
Shares outstanding:
  Beginning of year.......................   89,713,434    106,899,464       19,324,048   22,840,619
                                            -----------    -----------      -----------   ----------
  End of year.............................   80,011,172     89,713,434        9,691,696   19,324,048
                                            ===========    ===========      ===========   ==========
----------------------------------------------------------------------------------------------------

                                                                          U.S. GOVERNMENT MORTGAGE
                                                                            SECURITIES PORTFOLIO
                                                                          ------------------------
                                                                             1996          1995
--------------------------------------------------------------------------------------------------
Sale of shares..........................................................     950,852      243,512
Shares issued to stockholders in reinvestment of dividends..............     179,409      180,463
Shares repurchased......................................................  (1,509,780)    (520,356)
                                                                           ---------    ----------
Net increase (decrease).................................................    (379,519)     (96,381)
Shares outstanding:
  Beginning of year.....................................................   5,828,832    5,925,213
                                                                           ---------    ---------
  End of year...........................................................   5,449,313    5,828,832
                                                                           =========    =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

D. At October 31, 1996, NET ASSETS consisted of the following:

---------------------------------------------------------------------------------------------------------
                                         SHORT U.S.                       INTERMEDIATE    U.S. GOVERNMENT
                                         GOVERNMENT     ADJUSTABLE RATE     MORTGAGE         MORTGAGE
                         MONEY MARKET    SECURITIES        MORTGAGE        SECURITIES       SECURITIES
                          PORTFOLIO      PORTFOLIO      (ARM) PORTFOLIO    PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------
Capital paid-in........  $ 69,483,722   $193,857,203     $ 815,150,018    $108,418,371      $59,451,285
Accumulated net
  realized losses......           -0-    (19,802,041)      (25,895,882)    (17,914,179)      (3,956,507)
Net unrealized
  appreciation
  (depreciation) of
  investments..........           -0-      2,836,452         6,762,034       1,784,984        1,772,009
                          -----------   ------------       -----------      ----------      -----------
                         $ 69,483,722   $176,891,614     $ 796,016,170    $ 92,289,176      $57,266,787
                          ===========   ============       ===========      ==========      ===========
---------------------------------------------------------------------------------------------------------

E. For tax purposes at October 31, 1996, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $19,799,858, of which $8,161,004 expires in 1997, $4,590,496 expires in 1998, $4,615,249 expires in 2002,
$474,531 expires in 2003, and $1,958,578 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $23,440,369, of which $18,518 expires in 2000, $6,982,183 expires in 2001, $10,944,856 expires in 2002, $4,674,894 expires in 2003, and $819,918 expires in 2004.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $17,584,613, of which $2,760,938 expires in 1997, $1,415,174 expires in 1998,
$9,464,083 expires in 2002, $1,932,690 expires in 2003, and $2,011,728 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,097,131, of which $3,336,057 expires in 2002, $731,254 expires in 2003 and $29,820 expires in 2004. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

F. For the year ended October 31, 1996, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:

------------------------------------------------------------------------------------------------------
                                                                                              U.S.
                                          SHORT U.S.      ADJUSTABLE      INTERMEDIATE     GOVERNMENT
                                          GOVERNMENT     RATE MORTGAGE      MORTGAGE        MORTGAGE
                                          SECURITIES         (ARM)         SECURITIES      SECURITIES
                                          PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations..........  $133,638,438     $472,951,744    $219,042,640    $100,867,578
  Other securities.....................           -0-      113,360,275             -0-             -0-
                                         ------------     ------------    ------------    ------------
     Total purchases...................  $133,638,438     $586,312,019    $219,042,640    $100,867,578
                                         ============     ============    ============    ============
Sales and maturities:
  U.S. Government obligations..........  $117,498,516     $574,567,195    $282,803,860    $100,879,903
  Other securities.....................           -0-      119,657,797       8,266,341             -0-
                                         ------------     ------------    ------------    ------------
     Total sales and maturities........  $117,498,516     $694,224,992    $291,070,201    $100,879,903
                                         ============     ============    ============    ============
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Stockholders and Directors
of Asset Management Fund, Inc.

  We have audited the accompanying statements of net assets of Asset Management Fund, Inc. (comprising, respectively, the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities, and U.S. Government Mortgage Securities Portfolios) as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Asset Management Fund, Inc. as of October 31, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 3, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES CO.
111 East Wacker Drive/Chicago, IL 60601
800-527-3713

888 Brickell Avenue/Miami, FL 33131
800-327-6190

315 Post Road West/Westport, CT 06880
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services Co.
111 East Wacker Drive
Chicago, IL 60601

INVESTMENT ADVISER
Shay Assets Management Co.
111 East Wacker Drive
Chicago, IL 60601

ADMINISTRATOR, TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

DIRECTORS AND OFFICERS
Arthur G. De Russo
Director

David F. Holland
Director

Leon T. Kendall
Director and Chairman

Gerald J. Levy
Director

Rodger D. Shay
President and Director

Edward E. Sammons, Jr.
Vice President, Treasurer and Secretary

Doris J. Pavel
Assistant Secretary